Derivative Instruments and Hedging Activities (AES Indiana) (Q1) (Details) - Not Designated as Hedging Instrument [Member] $ in Thousands	Mar. 31, 2024 USD ($) MWh	Dec. 31, 2023 USD ($) MWh	Dec. 31, 2022 USD ($)
FTR [Member]
Derivative [Line Items]
Notional	1,399,000	3,919,000
Sales	0	0
Net Notional		3,919,000
Prepayments and Other Current Assets [Member] | FTR [Member]
Derivative [Line Items]
Derivative asset | $	$ 0	$ 1,388	$ 7,545
Indianapolis Power And Light Company | FTR [Member]
Derivative [Line Items]
Notional	1,399	3,919,000
Sales	0	0
Net Notional	1,399	3,919,000
Indianapolis Power And Light Company | Prepayments and Other Current Assets [Member]
Derivative [Line Items]
Derivative asset | $	$ 393	$ 1,388
Indianapolis Power And Light Company | Prepayments and Other Current Assets [Member] | FTR [Member]
Derivative [Line Items]
Derivative asset | $		$ 1,388,000	$ 7,545,000